Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) - USD ($)	3 Months Ended	12 Months Ended
	Aug. 31, 2018	May 31, 2018
Lamadrid Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 32,497
Converted, shares (in Shares)	103,989
Darling Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 565,000
Converted, shares (in Shares)	1,808,000
Efrat Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 57,200
Converted, shares (in Shares)	183,040
Convertible Debt [Member] | Lamadrid Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 31,250	$ 31,250
Interest rate	8.00%	8.00%
Note due	eighteen months	eighteen months
Conversion rate (in Dollars per share)	$ 0.3125	$ 0.3125
Discount recognized		$ 31,250
Discount	$ 30,308	685
Accrued interest	562
Converted	$ 31,250
Converted, shares (in Shares)	103,989
Convertible Debt [Member] | Binder Convertible Note 9 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 37,500	$ 37,500
Interest rate	10.00%	10.00%
Conversion rate (in Dollars per share)	$ 0.3125	$ 0.3125
Discount		$ 37,500
Accrued interest	$ 699	$ 565
Payments	No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable. Commencing October 1, 2019, the first of eight principal payments in the amount of $3,125 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full.	No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable. Commencing October 1, 2019, the first of eight principal payments in the amount of $3,125 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full.
Convertible Debt [Member] | Newcan Convertible Note 8 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 75,000
Interest rate	10.00%
Conversion rate (in Dollars per share)	$ 0.40
Discount recognized	$ 58,594
Discount	1,272
Accrued interest	$ 514
Payments	No interest payments are required until January 1, 2020, at which time all of the accrued interest becomes due and payable. Commencing on January 1, 2020, the first of eight principal payments in the amount of $9,375 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.
Dated	Aug. 06, 2018
Convertible Debt [Member] | Darling Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 500,000	$ 500,000
Conversion rate (in Dollars per share)	$ 0.3125	$ 0.3125
Discount recognized		$ 550,000
Discount	$ 509,573	40,427
Accrued interest	$ 1,447	$ 13,863
Converted, shares (in Shares)	1,808,000
Dated	Feb. 05, 2018	Feb. 05, 2018
Original issue discount	$ 50,000	$ 50,000
Convertible Debt [Member] | Efrat Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 50,000	$ 50,000
Interest rate	8.00%	8.00%
Conversion rate (in Dollars per share)	$ 0.3125	$ 0.3125
Discount recognized		$ 55,000
Discount	$ 52,026	2,974
Accrued interest	898	$ 1,302
Converted	$ 2,200
Converted, shares (in Shares)	183,040
Dated	Feb. 12, 2018	Feb. 12, 2018
Original issue discount	$ 5,000	$ 5,000
Convertible Debt [Member] | YA II PN Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 750,000	$ 750,000
Interest rate	8.00%	8.00%
Note due	November 14, 2019	November 14, 2019
Conversion rate (in Dollars per share)	$ 0.34	$ 0.40
Discount recognized	$ 19,112	$ 23,224
Discount		750,000
Accrued interest	$ 15,123	$ 2,795
Dated	May 14, 2018	May 14, 2018
Convertible Debt [Member] | Lasky Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 25,000	$ 25,000
Interest rate	10.00%	10.00%
Conversion rate (in Dollars per share)	$ 0.40	$ 0.40
Discount recognized	$ 498	$ 149
Discount		7,301
Accrued interest	$ 630	$ 192
Payments	No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable. Commencing October 1, 2019, the first of eight principal payments in the amount of $3,125 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full.	No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable. Commencing October 1, 2019, the first of eight principal payments in the amount of $3,125 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full.
Dated	May 03, 2018	May 03, 2018
Convertible Debt [Member] | YA II PN Note #2 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 500,000
Interest rate	8.00%
Note due	November 14, 2019
Conversion rate (in Dollars per share)	$ 0.40
Discount recognized	$ 362,500
Discount	31,587
Accrued interest	$ 4,603
Payments	Commencing on December 1, 2018, the first of eight payments in the amount of 62,500 will become due; subsequent payments will become due on the first day of each of the following months until paid in full.
Dated	Jul. 20, 2018
Accrued Interest [Member] | Lamadrid Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 1,247
Accrued Interest [Member] | Darling Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	15,000
Accrued Interest [Member] | Efrat Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 2,200
Converted, shares (in Shares)	183,040
Accrued Interest [Member] | Convertible Debt [Member] | Binder Convertible Note 9 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Payment	$ 37,500
Principal [Member] | Lamadrid Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	31,250
Principal [Member] | Darling Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	550,000
Principal [Member] | Efrat Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 55,000